GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill and Other Intangible Assets

Goodwill. Assets and liabilities acquired in a business combination are recorded at their estimated fair values as of the acquisition date. The excess cost of the acquisition over the fair value of net assets acquired is recorded as goodwill. During 2016, First Financial did not record any additions to goodwill. Additions to goodwill in 2015 resulted from the acquisition of Oak Street in the third quarter. For further detail on the Oak Street acquisition, see Note 21 – Business Combinations.

Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are shown below.

(Dollars in thousands)	2016	2015	2014
Balance at beginning of year	$204,084	$137,739	$95,050
Goodwill resulting from business combinations	0	66,345	42,689
Balance at end of year	$204,084	$204,084	$137,739

Goodwill is not amortized, but is measured for impairment on an annual basis as of October 1 of each year, or whenever events or changes in circumstances indicate that the fair value of a reporting unit may be below its carrying value.  First Financial performed its annual impairment test of goodwill as of October 1, 2016 and no impairment was indicated.  As of December 31, 2016, no events or changes in circumstances indicated that the fair value of a reporting unit was below its carrying value.

Other intangible assets. As of December 31, 2016 and 2015, First Financial had $6.5 million and $7.8 million, respectively, of other intangibles which primarily consist of core deposit intangibles and are included in Goodwill and other intangibles in the Consolidated Balance Sheets.  Core deposit intangibles represent the estimated fair value of acquired customer deposit relationships. Core deposit intangibles are recorded at their estimated fair value at the date of acquisition and are then amortized on an accelerated basis over their estimated useful lives. Core deposit intangibles were $4.5 million and $5.9 million as of December 31, 2016 and December 31, 2015, respectively. First Financial recorded no additions to core deposit intangibles in 2016 or 2015. First Financial's core deposit intangibles have an estimated weighted average remaining life of 4.8 years as of December 31, 2016.

Amortization expense recognized on intangible assets for 2016, 2015 and 2014 was $1.6 million, $1.9 million and $1.7 million, respectively. The estimated amortization expense of other intangible assets for the next five years is as follows:

(Dollars in thousands)	Amortization Expense
2017	$1,254
2018	1,056
2019	979
2020	761
2021	619